UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001
                                                 -----------------

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):          [  ]     is a restatement,
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CJ Capital Management, LLC
          ----------------------------------------------------------------------
Address:  230 S. Bemiston, Suite 1400
          ----------------------------------------------------------------------
          St. Louis, Missouri 63105
          ----------------------------------------------------------------------


Form 13F File Number:               28-
                                       -----------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  --------------------------------------------------------------

         Title:   President
                  --------------------------------------------------------------

         Phone:   (314) 863-0755
                  --------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper           St. Louis, Missouri    February 13, 2002
         ----------------------------   -------------------    -----------------
         [Signature]                    [City, State]                  [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                      -0-

         Form 13F Information Table Entry Total:                  95
                                                              -------

         Form 13F Information Table Value Total:              $94,390
                                                              =======

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


                           FORM 13F INFORMATION TABLE


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Column 1           Column 2     Column 3        Column 4             Column 5       Column 6     Column 7         Column 8

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Names of           Title of                      Value        Shrs or   Sh/  Pct/  Investment    Other      Sole    Shared   None
Issuer              Class         CUSIP         [X$1000]      Prn Amt  Prn   Call  Discretion   Managers
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
Abbott Labs         Common       002824100          346       6,200                 Sole                   6,200
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Alcoa Inc.          Common       013817101          225       6,320                 Sole                   6,320
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Alliant
Techsystems         Common       018804104          232       3,000                 Sole                   3,000
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Alloy, Inc.         Common       019855105          920      42,735                 Sole                  42,735
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American Express    Common       025816109        1,770      49,589                 Sole                  49,589
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American Home
Products            Common       026609107          637      10,384                 Sole                  10,384
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American Intl.
Grp.                Common       026874107        1,151      14,493                 Sole                  14,493
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American
Standard Co.        Common       029712106          222       3,250                 Sole                   3,250
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Amgen Inc.          Common       031162100          812      14,380                 Sole                  14,380
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Analog Devices      Common       032654105          957      21,550                 Sole                  21,500
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Anheuser Busch      Common       035229103       13,427     297,000                 Sole                 297,000
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Applied Materials   Common       038222105          961      23,975                 Sole                  23,975
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Auto Data
Processing          Common       053015103        1,127      19,130                 Sole                  19,130
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Bank Of America     Common       060505104          658      10,457                 Sole                  10,457
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Boeing Co           Common       097023105          644      16,597                 Sole                  16,597
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BP PLC Adr          ADR          055622104          693      14,908                 Sole                  14,908
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Bristol-Myers
Squibb              Common       110122108          818      16,039                 Sole                  16,039
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Chevrontexaco
Corp                Common       166764100          354       3,950                 Sole                   3,950
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Cisco Systems       Common       17275R102        3,182     175,680                 Sole                 175,680
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Citigroup Inc.      Common       172967101          743      14,719                 Sole                  14,719
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Clorox Co.          Common       189054109          237       6,000                 Sole                   6,000
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Coca Cola Co.       Common       191216100          389       8,250                 Sole                   8,250
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Colgate-Palmolive   Common       194162103          318       5,500                 Sole                   5,500
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Comcast Corp. CLA   Common       200300200          263       7,300                 Sole                   7,300
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Conoco Inc.         Common       208251504          265       9,350                 Sole                   9,350
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Corning Inc.        Common       219350105          334      37,390                 Sole                  37,390
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Costco Whsl Corp.   Common       22160K105          223       5,025                 Sole                  44,380
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Danaher Corp.       Common       235851102          600       9,945                 Sole                   9,945
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Duke Energy Corp    Common       264399106          209       5,330                 Sole                   5,330
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EMC Corporation     Common       268648102          153      11,400                 Sole                  11,400
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Emerson Electric
Co.                 Common       291011104        1,285      22,508                 Sole                  22,508
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Euro Pacific
Growth              Common       298706102        1,031      38,380                 Sole                  38,380
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Exxon Mobil Corp.   Common       30231G102        2,881      73,296                 Sole                  73,296
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Federal Natl
Mtg Assn            Common       313586109          477       6,000                 Sole                   6,000
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FedEx Corp.         Common       31428X106          524      10,100                 Sole                  10,100
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Federal Home
Loan Mtg. Corp.     Common       313400301        1,766      27,000                 Sole                  27,000
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Fleet Boston
Financial           Common       339030108          256       7,000                 Sole                   7,000
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Gannett Co. Inc.    Common       364730101          457       6,800                 Sole                   6,800
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Gatx Corporation    Common       361448103          202       6,200                 Sole                   6,200
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Genentech Inc.      Common       368710406          353       6,500                 Sole                   6,500
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General Dynamics    Common       369550108          319       4,000                 Sole                   4,000
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General Electric    Common       369604103        3,019      75,328                 Sole                  75,328
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Gillette Co.        Common       375766102          763      22,840                 Sole                  22,840
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Glaxosmithkline
Plc                 Common       37733W105          354       7,100                 Sole                   7,100
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Guidant Corp.       Common       401698105          468       9,400                 Sole                   9,400
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Hewlett Packard
Co.                 Common       428236103          227      11,030                 Sole                  11,030
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Home Depot          Common       437076102        2,765      54,200                 Sole                  54,200
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Honeywell Intl.     Common       438516106          683      20,200                 Sole                  20,200
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Hugoton Royalalty
Trust               Common       444717102          357      35,000                 Sole                  35,000
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Intel Corp.         Common       458140100        2,173      69,095                 Sole                  69,095
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Intl Business
Machine             Common       459200101          803       6,635                 Sole                   6,635
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Intuit Inc.         Common       461202103          428      10,000                 Sole                  10,000
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Johnson & Johnson   Common       478160104        2,890      48,900                 Sole                  48,900
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JP Morgan
Chase & Co.         Common       46625H100          677      18,635                 Sole                  18,635
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Liberty Media
Corp.               Common       530718105          224      16,000                 Sole                  16,000
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Lilly Eli & Co.     Common       532457108          876      11,150                 Sole                  11,150
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Marsh & McLennan    Common       571748102          430       4,000                 Sole                   4,000
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McDonald's
Corporation         Common       580135101        1,092      41,263                 Sole                  41,263
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Mcgraw-Hill Co.     Common       580645109          994      16,300                 Sole                  16,300
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McLeod USA Inc.     Common       582266102           13      35,000                 Sole                  35,000
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Medtronic Inc.      Common       585055106        1,042      20,350                 Sole                  20,350
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Merck & Co.         Common       589331107        2,001      34,023                 Sole                  34,023
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Microsoft Corp.     Common       594918104        1,676      25,302                 Sole                  25,302
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Minn. Min.
& Mfg.              Common       604059105        1,182      10,000                 Sole                  10,000
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Mirant Corp.        Common       604675108          358      22,350                 Sole                  22,350
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Morgan Stanley
Dean Witter & Co.   Common       617446448          632      11,300                 Sole                  11,300
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Motorola Inc.       Common       620076109          797      53,060                 Sole                  53,060
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Oracle Corp.        Common       68389X105          633      45,850                 Sole                  45,850
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Peabody Energy      Common       704549104        1,410      50,000                 Sole                  50,000
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Pepsico Inc.        Common       713448108          681      13,980                 Sole                  13,980
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Pfizer Inc.         Common       717081103        3,786      94,994                 Sole                  94,994
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Philip Morris Co.   Common       718154107          394       8,600                 Sole                   8,600
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Procter & Gamble    Common       742718109        1,678      21,210                 Sole                  21,210
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Qualcomm Inc.       Common       747525103          253       5,000                 Sole                   5,000
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Radioshack Corp.    Common       750438103          370      12,300                 Sole                  12,300
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Ravisent Tech.
Inc.                Common       054959101        1,039     296,886                 Sole                 296,886
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SBC
Communications      Common       78387G103          480     121,261                 Sole                  12,261
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SMAN Cap. Trust     Common       83168N202          102      10,000                 Sole                  10,000
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Schering-Plough
Corp.               Common       806605101        1,253      35,000                 Sole                  35,000
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Sepracor Inc.       Common       817315104          285       5,000                 Sole                   5,000
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Sonus Networks
Inc.                Common       835916107           46      10,000                 Sole                  10,000
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Sprint FON Group    Common       852061100          767      38,200                 Sole                  38,200
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Sprint PCS Group    Common       852061506          466      19,100                 Sole                  19,100
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Sun Microsystems    Common       866810104          784      63,770                 Sole                  63,770
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Target
Corporation         Common       87612E106          893      21,750                 Sole                  21,750
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TEPPCO Partners,
L.P.                Common       872384102          225       7,500                 Sole                   7,500
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Thermo Electron
Corp.               Common       883556102          429      18,000                 Sole                  18,000
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Tyco Int'l Ltd.     Common       902124106        2,040      34,629                 Sole                  34,629
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Verizon
Communications      Common       92343V104          291       6,132                 Sole                   6,132
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VerticalNet, Inc.   Common       92532L107          308     220,100                 Sole                 220,100
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Viacom Inc N
Vtg Cl B            Common       92J524308          221       5,000                 Sole                   5,000
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Wal-Mart Stores,
Inc.                Common       931142103        3,441      59,792                 Sole                  59,792
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Walgreen Company    Common       931422109        1,034      30,732                 Sole                  30,732
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Walt Disney
Company             Common       254687106        1,416      68,350                 Sole                  68,350
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Xilinx
Incorporated        Common       983919101          320       8,200                 Sole                   8,200
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